Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 13, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Preferred stock, par value		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000
Preferred stock, shares issued			6,000,000		6,000,000
Preferred stock, shares outstanding			6,000,000		6,000,000
Common stock, par value		$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized		900,000,000	900,000,000		900,000,000
Common stock, shares issued		6,871,351	570,859,333	477,226,000	570,859,333
Common stock, shares outstanding		6,871,351	570,859,333	477,226,000	570,859,333
Reverse stock split	1-for-500 reverse stock split
Series E Preferred Stock [Member]
Preferred stock, par value			$ 0.001		$ 0.001
Preferred stock, shares authorized			6,000,000		10,000,000
Preferred stock, shares issued		6,000,000	6,000,000		6,000,000
Preferred stock, shares outstanding		6,000,000	6,000,000		6,000,000
Common stock, par value		$ 0.001
Common stock, shares authorized		900,000,000
Series F Preferred Stock [Member]
Preferred stock, shares issued		10,000	10,000
Preferred stock, shares outstanding		10,000	10,000